ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Actively Marketed Assets [Roll Forward]
Balance at beginning of period		$ 45,778
Land sales		388
Balance at end of period	$ 55,887	55,887
Real Estate [Line Items]
Assets, Actively Marketed, Addition	$ 10,500	$ 10,497